Shareholder Report, Holdings (Details) - C000253542	Apr. 30, 2026
State Street Institutional U.S. Government Money Market FundFR_924QSGII3_3.627224_2030-12-31
Holdings [Line Items]
Percent of Net Asset Value	77.20%
U.S. Treasury BillsFR_912797UA3
Holdings [Line Items]
Percent of Net Asset Value	4.00%
U.S. Treasury BillsFR_912797TZ0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
U.S. Treasury BillsFR_912797SW8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S2CHX02
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S2CW3L6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
U.S. Treasury BillsFR_912797TT4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S2D7N04
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S2CLQ01
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Bloomberg Enhanced Roll Yield Index Total Return SwapFR_99S2CLQ35
Holdings [Line Items]
Percent of Net Asset Value	0.90%